Employee benefits (Details 4) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 446	₨ 382	₨ 299
Current service cost	75	70	62
Past service cost	19	0	0
Interest cost	30	28	22
Remeasurements - Actuarial (gain) / loss	(3)	8	21
Benefits paid	(38)	(42)	(22)
Projected benefit obligation at the end of the year	₨ 529	₨ 446	₨ 382